Intangible Liability - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Schedule of Intangible Liability

	December 31, 2013	December 31, 2012
Opening balance	$20,050	$22,169
Amortization in period	(2,119)	(2,119)

Closing balance	$17,931	$20,050